16. INVESTMENTS (Details 10) - Centroeste [member] R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about investment property [line items]
Gain on remeasurement of previously held equity interest in the subsidiaries acquired (51%)	R$ 37
Bargain purchase - gain arising from the acquisition of the additional equity interest of 49%	14
Total	R$ 51